Pay vs Performance Disclosure		12 Months Ended
		Feb. 28, 2025 USD ($)		Feb. 29, 2024 USD ($)		Feb. 28, 2023 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance Disclosure, Table

Pay Versus Performance

Pursuant to the Securities Exchange Act of 1934, as amended, the Company is required to disclose in this proxy statement certain information comparing the total compensation actually paid (“CAP”) to the Company’s Principal Executive Officer (the “PEO”) and the average total compensation paid to the Company’s other named executive officers (“Non-NEOs”) and certain financial performance metrics of the Company using a methodology that has been prescribed by the SEC.

	(2)				(9)	(13)	(14)	(16)
Year	Summary Compensation Table Total	Compensation Actually Paid	Summary Compensation Table Total	Compensation Actually Paid	Average Summary Compensation Table Total for Non-PEO NEOs	Value of Average Compensation Actually Paid to Non-PEO NEOs	Initial Fixed $100 Investment based on Cumulative TSR	Net Income
2025	$ 385,500 (3)	$ 384,758 (3)			$ 294,700 (10)	$295,622	$ 0 (17)	$1,273,414
2024 (1)	$ 264,100 (4)	$ 222,902 (6)	$ 331,500 (7)	$ 60,941 (8)	$ 265,764 (11)	$262,241	$ 0 (15)	$1,441,463
2023	$ 233,773 (5)	$ 241,435 (5)			$ 250,983 (12)	$256,483	$4.85	$635,905

(1)	For the fiscal year ended February 29, 2024 the Company’s Chief Executive Officers were Dr. Christopher L. Coccio and R. Stephen Harshbarger.

(2)	The values reflected in this column reflect the “Total” compensation set forth in the Summary Compensation Table (“SCT”) in the Company’s most recently filed Form 10-K. See the footnotes to the SCT for further detail regarding the amounts in this column.

(3)	Represents compensation paid to R. Stephen Harshbarger who served as the Company’s Chief Executive Officer for the fiscal year ended February 28, 2025.

(4)	Represents compensation paid to Dr. Christopher L. Coccio who served as the Company’s Chief Executive Officer for a portion of the fiscal year ended February 29, 2024.

(5)	For the fiscal year ended February 28, 2023, the Company’s Chief Executive Officer was Dr. Christopher L. Coccio.

(6)	Represents compensation paid to Dr. Christopher L. Coccio, who served as the Company’s Chief Executive Officer for a portion of the fiscal year ended February 29, 2024, as adjusted per SEC rules to calculate CAP in the table below.

(7)	Represents compensation paid to R. Stephen Harshbarger who served as the Company’s Chief Executive Officer for a portion of the fiscal year ended February 29, 2024.

(8)	Represents compensation paid to R. Stephen Harshbarger, who served as the Company’s Chief Executive Officer for a portion of the fiscal year ended February 29, 2024, as adjusted per SEC rules to calculate CAP in the table below.

(9)	The dollar amounts reported in this column represent the average of the amounts reported for Non-PEO NEOs in the “Total” column of the SCT in each applicable year.

(10)	The names of each of the Non-PEO NEOs included for purposes of calculating the average amounts in fiscal year 2025 are Stephen J. Bagley and Christopher C. Cichetti.

(11)	The names of each of the Non-PEO NEOs included for purposes of calculating the average amounts in fiscal year 2024 are Stephen J. Bagley and Christopher C. Cichetti. A portion of R. Stephen Harshbarger’s salary is also included for the time he was not the PEO.

(12)	The names of each of the Non-PEO NEOs included for purposes of calculating the average amounts in fiscal year 2023 are R. Stephen Harshbarger and Stephen J. Bagley.

(13)	The dollar amounts reported in this column represent the average amount of CAP to Non-PEO NEOs as a group, as computed in accordance with SEC rules described below.

(14)	The cumulative total shareholder return (“TSR”) amounts reported in this column are calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period. The Company did not issue dividends during either of the covered periods.

(15)	The closing price of the Company’s stock was the same at February 29, 2024 and February 28, 2023. As such, the TSR is zero.

(16)	The dollar amounts reported in this column are the Company’s net income amounts reflected in the Company’s audited financial statements for the applicable year.

(17)	The closing price of the Company’s stock at February 28, 2025 was $3.70, a decrease from $5.40 at February 29, 2024. As such, the TSR is zero.

SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine CAP as reported in the Pay versus Performance table. CAP does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules. A significant portion of the CAP amounts shown relate to changes in values of unvested awards over the course of the applicable reporting year. The Company’s NEOs do not participate in a defined benefit plan so no adjustment for pension benefits is included in the table below.

The following tables detail these adjustments to compensation as reported in the Summary Compensation Table:

PEO
Reported Summary Compensation Table Total for 2025 – R. Stephen Harshbarger	$385,500
Less: Amounts reported under option awards column in SCT for the covered year	(60,000)
Plus: Year-end fair value of stock option awards granted during the covered year that remain unvested as of year-end.	60,232
Change (positive or negative) in fair value from prior year end to covered year end of option awards granted prior to covered year that were outstanding and unvested as of covered year end.	(175)
Change (positive or negative) in fair value from prior year end to vesting date of stock option awards granted prior to covered year that vested during covered year.	(799)
Compensation Actually Paid for 2025 – R. Stephen Harshbarger	$384,758

Reported Summary Compensation Table Total for 2024 – Christopher L. Coccio	$264,100
Less: Amounts reported under option awards column in SCT for the covered year	(15,000)
Plus: Year-end fair value of stock option awards granted during the covered year that remain unvested as of year-end.	14,895
Change (positive or negative) in fair value from prior year end to covered year end of option awards granted prior to covered year that were outstanding and unvested as of covered year end.	234
Change (positive or negative) in fair value from prior year end to vesting date of stock option awards granted prior to covered year that vested during covered year.	151
Salary not attributable to PEO duties	(41,478)
Compensation Actually Paid for 2024 – Christopher L. Coccio	$222,902

Reported Summary Compensation Table Total for 2024 – R. Stephen Harshbarger	$331,500
Less: Amounts reported under option awards column in SCT for the covered year	(15,000)
Plus: Year-end fair value of stock option awards granted during the covered year that remain unvested as of year-end.	14,906
Change (positive or negative) in fair value from prior year end to covered year end of option awards granted prior to covered year that were outstanding and unvested as of covered year end.	(110)
Change (positive or negative) in fair value from prior year end to vesting date of stock option awards granted prior to covered year that vested during covered year.	60
Salary not attributable to PEO duties	(270,415)
Compensation Actually Paid for 2024 – R. Stephen Harshbarger	$60,941

Reported Summary Compensation Table Total for 2023 – Christopher L. Coccio	$233,773
Less: Amounts reported under option awards column in SCT for the covered year	(15,000)
Plus: Year-end fair value of stock option awards granted during the covered year that remain unvested as of year-end.	15,092
Change (positive or negative) in fair value from prior year end to covered year end of option awards granted prior to covered year that were outstanding and unvested as of covered year end.	608
Change (positive or negative) in fair value from prior year end to vesting date of stock option awards granted prior to covered year that vested during covered year.	6,962
Compensation Actually Paid for 2023 – Christopher L. Coccio	$241,435

Non PEO

Reported Summary Compensation Table Total for 2025	$294,700
Less: Amounts reported under option awards column in SCT for the covered year	(115,000)
Plus: Year-end fair value of stock option awards granted during the covered year that remain unvested as of year-end.	115,445
Change (positive or negative) in fair value from prior year end to covered year end of option awards granted prior to covered year that were outstanding and unvested as of covered year end.	(346)
Change (positive or negative) in fair value from prior year end to vesting date of stock option awards granted prior to covered year that vested during covered year.	823
Compensation Actually Paid for 2025	$295,622

Reported Summary Compensation Table Total for 2024	$265,764
Less: Amounts reported under option awards column in SCT for the covered year	(50,000)
Plus: Year-end fair value of stock option awards granted during the covered year that remain unvested as of year-end.	46,687
Change (positive or negative) in fair value from prior year end to covered year end of option awards granted prior to covered year that were outstanding and unvested as of covered year end.	(210)
Change (positive or negative) in fair value from prior year end to vesting date of stock option awards granted prior to covered year that vested during covered year.	0
Compensation Actually Paid for 2024	$262,241
Average Reported Summary Compensation Table Total for 2023	$250,983
Less: Amounts reported under option awards column in SCT for the covered year	(11,250)
Plus: Year-end fair value of stock option awards granted during the covered year that remain unvested as of year-end.	11,280
Change (positive or negative) in fair value from prior year end to covered year end of option awards granted prior to covered year that were outstanding and unvested as of covered year end.	2,972
Change (positive or negative) in fair value from prior year end to vesting date of stock option awards granted prior to covered year that vested during covered year.	2,498
Compensation Actually Paid for 2023	$256,483

The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The value of option awards is based on the fair value as of the end of the covered year or change in fair value during the covered year, in each case based on the Company’s Black-Scholes option pricing model, the assumptions of which are described in Note 4 to the Company’s consolidated financial statements included in the Company’s Annual Report on Form 10-K for the year ended February 28, 2025.

PEO Total Compensation Amount	[2]	$ 385,500	[1]	$ 264,100	[3],[4]	$ 233,773	[5]
PEO Actually Paid Compensation Amount		$ 384,758	[1]	222,902	[3],[6]	241,435	[5]
Adjustment To PEO Compensation, Footnote

PEO
Reported Summary Compensation Table Total for 2025 – R. Stephen Harshbarger	$385,500
Less: Amounts reported under option awards column in SCT for the covered year	(60,000)
Plus: Year-end fair value of stock option awards granted during the covered year that remain unvested as of year-end.	60,232
Change (positive or negative) in fair value from prior year end to covered year end of option awards granted prior to covered year that were outstanding and unvested as of covered year end.	(175)
Change (positive or negative) in fair value from prior year end to vesting date of stock option awards granted prior to covered year that vested during covered year.	(799)
Compensation Actually Paid for 2025 – R. Stephen Harshbarger	$384,758

Reported Summary Compensation Table Total for 2024 – Christopher L. Coccio	$264,100
Less: Amounts reported under option awards column in SCT for the covered year	(15,000)
Plus: Year-end fair value of stock option awards granted during the covered year that remain unvested as of year-end.	14,895
Change (positive or negative) in fair value from prior year end to covered year end of option awards granted prior to covered year that were outstanding and unvested as of covered year end.	234
Change (positive or negative) in fair value from prior year end to vesting date of stock option awards granted prior to covered year that vested during covered year.	151
Salary not attributable to PEO duties	(41,478)
Compensation Actually Paid for 2024 – Christopher L. Coccio	$222,902

Reported Summary Compensation Table Total for 2024 – R. Stephen Harshbarger	$331,500
Less: Amounts reported under option awards column in SCT for the covered year	(15,000)
Plus: Year-end fair value of stock option awards granted during the covered year that remain unvested as of year-end.	14,906
Change (positive or negative) in fair value from prior year end to covered year end of option awards granted prior to covered year that were outstanding and unvested as of covered year end.	(110)
Change (positive or negative) in fair value from prior year end to vesting date of stock option awards granted prior to covered year that vested during covered year.	60
Salary not attributable to PEO duties	(270,415)
Compensation Actually Paid for 2024 – R. Stephen Harshbarger	$60,941

Reported Summary Compensation Table Total for 2023 – Christopher L. Coccio	$233,773
Less: Amounts reported under option awards column in SCT for the covered year	(15,000)
Plus: Year-end fair value of stock option awards granted during the covered year that remain unvested as of year-end.	15,092
Change (positive or negative) in fair value from prior year end to covered year end of option awards granted prior to covered year that were outstanding and unvested as of covered year end.	608
Change (positive or negative) in fair value from prior year end to vesting date of stock option awards granted prior to covered year that vested during covered year.	6,962
Compensation Actually Paid for 2023 – Christopher L. Coccio	$241,435

Non PEO

Reported Summary Compensation Table Total for 2025	$294,700
Less: Amounts reported under option awards column in SCT for the covered year	(115,000)
Plus: Year-end fair value of stock option awards granted during the covered year that remain unvested as of year-end.	115,445
Change (positive or negative) in fair value from prior year end to covered year end of option awards granted prior to covered year that were outstanding and unvested as of covered year end.	(346)
Change (positive or negative) in fair value from prior year end to vesting date of stock option awards granted prior to covered year that vested during covered year.	823
Compensation Actually Paid for 2025	$295,622

Reported Summary Compensation Table Total for 2024	$265,764
Less: Amounts reported under option awards column in SCT for the covered year	(50,000)
Plus: Year-end fair value of stock option awards granted during the covered year that remain unvested as of year-end.	46,687
Change (positive or negative) in fair value from prior year end to covered year end of option awards granted prior to covered year that were outstanding and unvested as of covered year end.	(210)
Change (positive or negative) in fair value from prior year end to vesting date of stock option awards granted prior to covered year that vested during covered year.	0
Compensation Actually Paid for 2024	$262,241
Average Reported Summary Compensation Table Total for 2023	$250,983
Less: Amounts reported under option awards column in SCT for the covered year	(11,250)
Plus: Year-end fair value of stock option awards granted during the covered year that remain unvested as of year-end.	11,280
Change (positive or negative) in fair value from prior year end to covered year end of option awards granted prior to covered year that were outstanding and unvested as of covered year end.	2,972
Change (positive or negative) in fair value from prior year end to vesting date of stock option awards granted prior to covered year that vested during covered year.	2,498
Compensation Actually Paid for 2023	$256,483

Non-PEO NEO Average Total Compensation Amount	[7]	$ 294,700	[8]	265,764	[3],[9]	250,983	[10]
Non-PEO NEO Average Compensation Actually Paid Amount	[11]	$ 295,622		262,241	[3]	256,483
Compensation Actually Paid vs. Total Shareholder Return

Compensation Actually Paid and Cumulative Total Shareholder Return

The graph below compares the compensation actually paid to the Company’s PEO and the average of the compensation actually paid to the Company’s remaining NEOs, with the cumulative total stockholder return on the Company’s common stock for the fiscal years ended February 28, 2025, February 29, 2024 and February 28, 2023. Total stockholder return amounts reported in the graph assume an initial fixed investment of $100 on March 1, 2022.

Compensation Actually Paid vs. Net Income

Compensation Actually Paid and Net Income

The graph below compares the compensation actually paid to the Company’s PEO and the average of the compensation actually paid to the Company’s remaining NEOs, with the Company’s net income for the fiscal years ended February 28, 2025, February 29, 2024 and February 28, 2023.

Net Income (Loss) Attributable to Parent	[12]	$ 1,273,414		$ 1,441,463	[3]	$ 635,905
Company Selected Measure Amount	[14]	0	[13]	0	[3],[15]	4.85
Non-PEO NEO [Member] | Amounts reported under option awards column in SCT for the covered year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (115,000)		$ (50,000)		$ (11,250)
Non-PEO NEO [Member] | Year end fair value of stock option awards granted during the covered year that remain unvested as of year end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		115,445		46,687		11,280
Non-PEO NEO [Member] | Change (positive or negative) in fair value from prior year end to covered year end of option awards granted prior to covered year that were outstanding and unvested as of covered year end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(346)		(210)		2,972
Non-PEO NEO [Member] | Change (positive or negative) in fair value from prior year end to vesting date of stock option awards granted prior to covered year that vested during covered year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		823		0		2,498
R. Stephen Harshbarger [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount		385,500		331,500	[3],[16]
PEO Actually Paid Compensation Amount		384,758		60,941	[3],[17]
R. Stephen Harshbarger [Member] | PEO [Member] | Amounts reported under option awards column in SCT for the covered year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(60,000)		(15,000)
R. Stephen Harshbarger [Member] | PEO [Member] | Year end fair value of stock option awards granted during the covered year that remain unvested as of year end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		60,232		14,906
R. Stephen Harshbarger [Member] | PEO [Member] | Change (positive or negative) in fair value from prior year end to covered year end of option awards granted prior to covered year that were outstanding and unvested as of covered year end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(175)		(110)
R. Stephen Harshbarger [Member] | PEO [Member] | Change (positive or negative) in fair value from prior year end to vesting date of stock option awards granted prior to covered year that vested during covered year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (799)		60
R. Stephen Harshbarger [Member] | PEO [Member] | Salary not attributable to PEO duties [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(270,415)
Christopher L. Coccio [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount				264,100		233,773
PEO Actually Paid Compensation Amount				222,902		241,435
Christopher L. Coccio [Member] | PEO [Member] | Amounts reported under option awards column in SCT for the covered year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(15,000)		(15,000)
Christopher L. Coccio [Member] | PEO [Member] | Year end fair value of stock option awards granted during the covered year that remain unvested as of year end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				14,895		15,092
Christopher L. Coccio [Member] | PEO [Member] | Change (positive or negative) in fair value from prior year end to covered year end of option awards granted prior to covered year that were outstanding and unvested as of covered year end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				234		608
Christopher L. Coccio [Member] | PEO [Member] | Change (positive or negative) in fair value from prior year end to vesting date of stock option awards granted prior to covered year that vested during covered year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				151		$ 6,962
Christopher L. Coccio [Member] | PEO [Member] | Salary not attributable to PEO duties [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				$ (41,478)

[1]	Represents compensation paid to R. Stephen Harshbarger who served as the Company’s Chief Executive Officer for the fiscal year ended February 28, 2025.
[2]	The values reflected in this column reflect the “Total” compensation set forth in the Summary Compensation Table (“SCT”) in the Company’s most recently filed Form 10-K. See the footnotes to the SCT for further detail regarding the amounts in this column.
[3]	For the fiscal year ended February 29, 2024 the Company’s Chief Executive Officers were Dr. Christopher L. Coccio and R. Stephen Harshbarger.
[4]	Represents compensation paid to Dr. Christopher L. Coccio who served as the Company’s Chief Executive Officer for a portion of the fiscal year ended February 29, 2024.
[5]	For the fiscal year ended February 28, 2023, the Company’s Chief Executive Officer was Dr. Christopher L. Coccio.
[6]	Represents compensation paid to Dr. Christopher L. Coccio, who served as the Company’s Chief Executive Officer for a portion of the fiscal year ended February 29, 2024, as adjusted per SEC rules to calculate CAP in the table below.
[7]	The dollar amounts reported in this column represent the average of the amounts reported for Non-PEO NEOs in the “Total” column of the SCT in each applicable year.
[8]	The names of each of the Non-PEO NEOs included for purposes of calculating the average amounts in fiscal year 2025 are Stephen J. Bagley and Christopher C. Cichetti.
[9]	The names of each of the Non-PEO NEOs included for purposes of calculating the average amounts in fiscal year 2024 are Stephen J. Bagley and Christopher C. Cichetti. A portion of R. Stephen Harshbarger’s salary is also included for the time he was not the PEO.
[10]	The names of each of the Non-PEO NEOs included for purposes of calculating the average amounts in fiscal year 2023 are R. Stephen Harshbarger and Stephen J. Bagley.
[11]	The dollar amounts reported in this column represent the average amount of CAP to Non-PEO NEOs as a group, as computed in accordance with SEC rules described below.
[12]	The dollar amounts reported in this column are the Company’s net income amounts reflected in the Company’s audited financial statements for the applicable year.
[13]	The closing price of the Company’s stock at February 28, 2025 was $3.70, a decrease from $5.40 at February 29, 2024. As such, the TSR is zero.
[14]	The cumulative total shareholder return (“TSR”) amounts reported in this column are calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period. The Company did not issue dividends during either of the covered periods.
[15]	The closing price of the Company’s stock was the same at February 29, 2024 and February 28, 2023. As such, the TSR is zero.
[16]	Represents compensation paid to R. Stephen Harshbarger who served as the Company’s Chief Executive Officer for a portion of the fiscal year ended February 29, 2024.
[17]	Represents compensation paid to R. Stephen Harshbarger, who served as the Company’s Chief Executive Officer for a portion of the fiscal year ended February 29, 2024, as adjusted per SEC rules to calculate CAP in the table below.